CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
NET INCOME	$ 11,732	$ 10,259
Other comprehensive income (loss):
Change in unrealized gain (loss) on available for sale securities	(3,253)	2,415
Reclassification adjustment for realized losses	1,066	0
Other comprehensive income (loss)	(2,187)	2,415
Related tax effect	459	(507)
Total other comprehensive income (loss), net of tax	(1,728)	1,908
Total comprehensive income	$ 10,004	$ 12,167